Long-Term Debt - Summary of Partnership's Outstanding Debt Repayable (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Debt Instrument, Redemption [Line Items]
2018	$ 76,749
2019	61,158
2020	50,337
2021	50,937
2022	38,662
2023 and thereafter	54,009
Total	331,852
Balloon Repayment [Member]
Debt Instrument, Redemption [Line Items]
2018	86,677
2019	262,678
2021	70,811
2022	179,411
2023 and thereafter	101,901
Total	$ 701,478